PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
As of December 31, 2015 and 2014 property and equipment, net, consist of the following:

	2015	2014

Computer equipment and software	$337	$30
Less: Accumulated Depreciation	(81)	(1)

Total property and equipment, net	$256	$29